SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Beginning Balance	$ 921,977	$ 904,643
Additions for tax positions related to the current year	3,809	17,334
Ending Balance	$ 925,786	$ 921,977